Leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of total remaining operating lease payments
As of September 30, 2025, the total remaining operating lease payments included in the measurement of lease liabilities was as follows (in thousands):

Period ended December 31
2025 (remaining 3 months)	$142
2026	584
2027	608
2028	633
2029	107
Total undiscounted lease payments	2,074
Less: imputed interest	(333)
Total present value of operating lease liability	$1,741